Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

20.            Related party transactions

Related party balances

The following amounts are due to related parties:

	December 31,	December 31,
	2020	2019
Shareholder loan	$—	$1,602
Due to related parties	280,432	212,562
	$280,432	$214,164

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

Key management personnel compensation

	December 31,	December 31,	December 31,
	2020	2019	2018
Consulting fees	$93,901	$440,980	$258,574
Salary	1,685,957	608,692	354,505
Director fees	307,432	305,717	127,574
Stock-based compensation	4,689,996	4,303,871	1,155,765
	$6,777,286	$5,659,260	$1,896,418